Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Cash deposit			$ 800,000	$ 102,000
Impairment loss
Advertising expenses					1,000
Salary contribution		$ 27,000		24,000	$ 26,000
Tax benefit percentage		50.00%	50.00%
Significant penalties or interest
Dilutive shares (in Shares) | shares
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease payments for asset percentage		5.00%	5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease payments for asset percentage		5.88%	5.88%